Note 12 - Revenue - Disaggregation of Revenues (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue from products	$ 6,632,838	$ 4,524,962
Transferred at Point in Time [Member]
Revenue from products	6,632,838	4,524,962
Coagulation Test Devices [Member]
Revenue from products	2,607,506	2,366,331
Laboratory Testing Services [Member]
Revenue from products	996,346	1,145,560
Wine Testing Products [Member]
Revenue from products	2,528,666	1,013,071
Veterinary Diabetes Product Member
Revenue from products	$ 500,320	$ 0